Leases	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases [Abstract]
Leases
44.	Leases
The Group as lessee
The Group leases branches under operating lease contracts. Leases are typically for a term of 5 years, with the option to renew after that date. Payments for leases are increased annually to reflect the market conditions.
Below are the minimum future payments of leases under operating lease contracts not subject to cancellation as of December 31, 2019 and 2018:

	U.S. dollars	In local currency	Total December 31, 2019	Total December 31, 2018
Up to 1 year	79,975	3,753	83,728	72,266
From 1 to 5 years	1,049,064	177,853	1,226,917	2,246,865
More than 5 years	1,187,135	18,945	1,206,080	1,922,188

TOTAL			2,516,725	4,241,319

The amount of the depreciation of the right of use recognized in results was 2,186,840 for the year ended December 31, 2019. The amount of operating lease expenses recognized in results were 1,445,420 and 1,186,775 for the years ended December 31, 2018 and 2017, respectively.